SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Payments		$ (29,935)	$ (38,494)		$ (34,782)		$ (32,984)
Bank loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			431,960		441,698		503,606
Proceeds from borrowings, classified as financing activities
Payments	[1]		(40,766)		(29,422)		(82,672)
Interest expense on borrowings			(18,309)		(19,684)		(20,764)
Capitalization of new lease
Conversion of ordinary shares				[2]		[2]
Fair value changes
Liabilities arising from financing activities at end of period			409,503		431,960		441,698
Warrant liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			11,945		146,613
Proceeds from borrowings, classified as financing activities
Payments
Interest expense on borrowings
Capitalization of new lease
Conversion of ordinary shares						[2]	(73,930)	[2]
Fair value changes	[3]		13,119		(134,668)		220,543
Liabilities arising from financing activities at end of period			25,064		11,945		146,613
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			31,290		6,324		14,419
Proceeds from borrowings, classified as financing activities
Payments	[2]		(15,083)		(10,403)		(8,594)
Interest expense on borrowings			(2,597)		(629)		(499)
Capitalization of new lease			(54,255)		(34,740)
Conversion of ordinary shares
Fair value changes
Liabilities arising from financing activities at end of period			$ 73,059		31,290		6,324
Third party loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period							300,000
Proceeds from borrowings, classified as financing activities
Payments							(304,266)
Interest expense on borrowings							(4,266)
Capitalization of new lease
Conversion of ordinary shares
Fair value changes
Liabilities arising from financing activities at end of period
Convertible loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period							3,401,237
Proceeds from borrowings, classified as financing activities
Payments							(25,753)
Interest expense on borrowings							(25,753)
Capitalization of new lease
Conversion of ordinary shares	[2]						(3,499,991)
Fair value changes							98,754
Liabilities arising from financing activities at end of period

[1]	Includes exchange realignment of S$28,924, S$25,044 and S$16,037 of bank borrowings for the year ended December 31, 2023, 2024 and 2025 respectively.
[2]	Includes exchange realignment of S$
[3]	Includes exchange realignment of S$3,302, S$3,624 and S$ Nil of warrant liabilities for the year ended December 31, 2023, 2024 and 2025 respectively.